497(e)
                                                                        33-58950

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 15, 2009 TO THE CURRENT PROSPECTUS FOR MOMENTUM
PLUS(SM)

--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. Please note the changes described below.

CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST ("TRUSTS")

1. PORTFOLIO NAME CHANGES

   Effective on or about January 15, 2009, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.


   -----------------------------------------------------------------------------------------------
   Existing Portfolio Name                                   New Portfolio Name
   -----------------------------------------------------------------------------------------------
   EQ/AllianceBernstein Intermediate Government Securities   EQ/Intermediate Government Bond Index
   -----------------------------------------------------------------------------------------------
   EQ/JPMorgan Core Bond                                     EQ/Core Bond Index
   -----------------------------------------------------------------------------------------------

2. PORTFOLIO SUB-ADVISER CHANGES

   Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace AllianceBernstein, L.P. as the Sub-Adviser to the EQ/Intermediate Government Bond Index Portfolio and JPMorgan Investment Management, Inc. as the Sub-Adviser to the EQ/Core Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolios of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

   -----------------------------------
   AXA Premier VIP Trust
   -----------------------------------
   MULTIMANAGER AGGRESSIVE EQUITY
   -----------------------------------
   MULTIMANAGER CORE BOND
   -----------------------------------
   MULTIMANAGER HEALTH CARE
   -----------------------------------
   MULTIMANAGER HIGH YIELD
   -----------------------------------
   MULTIMANAGER INTERNATIONAL EQUITY
   -----------------------------------
   MULTIMANAGER LARGE CAP CORE EQUITY
   -----------------------------------
   MULTIMANAGER LARGE CAP GROWTH
   -----------------------------------
   MULTIMANAGER LARGE CAP VALUE
   -----------------------------------
   MULTIMANAGER MID CAP GROWTH
   -----------------------------------
   MULTIMANAGER MID CAP VALUE
   -----------------------------------
   MULTIMANAGER SMALL CAP GROWTH
   -----------------------------------
   MULTIMANAGER SMALL CAP VALUE
   -----------------------------------
   MULTIMANAGER TECHNOLOGY
   -----------------------------------

3. AMENDMENTS TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS

   The Board of Trustees of the AXA Premier VIP Trust (the "Trust") recently approved revisions to the Expense Limitation Agreement (the "Agreement") between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). The Agreement has been amended to reflect that AXA Equitable has agreed to modify the expense limitation arrangement to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolios invest ("Acquired Fund Fees and Expenses") when calculating its obligations under the

Mo Plus NB/IF (AR)                                                        x02456
Form # Mo 08 04 (1/09)                                             142055 (1/09)

   Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolios' expenses do not exceed the Portfolios' expense limits. As a result of these changes, the current "Net Total Annual Expenses" and "Acquired Fund Fees and Expenses" will be reduced effective on or about January 1, 2009.

   The Fee Table below reflects the new expenses for the AXA Allocation portfolios that are available under your contract.

4. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1 and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of Multimanager Aggressive Equity, Multimanager Health Care, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Small Cap Growth, Multimanager Small Cap Value and Multimanager Technology are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

   --------------------------------------------------------------------------
                                         Management     12b-1      Other
   Portfolio Name                          Fees         Fees     Expenses
   --------------------------------------------------------------------------
   AXA Premier VIP Trust
   --------------------------------------------------------------------------
   AXA Aggressive Allocation              0.10%         0.25%     0.17%
   AXA Conservative Allocation            0.10%         0.25%     0.21%
   AXA Conservative-Plus Allocation       0.10%         0.25%     0.19%
   AXA Moderate Allocation                0.10%           --      0.17%
   AXA Moderate-Plus Allocation           0.10%         0.25%     0.17%
   Multimanager Aggressive Equity         0.59%           --      0.16%
   Multimanager Core Bond                 0.53%         0.25%     0.18%
   Multimanager Health Care               0.95%         0.25%     0.22%
   Multimanager High Yield                0.53%           --      0.18%
   Multimanager International Equity      0.82%         0.25%     0.21%
   Multimanager Large Cap Core Equity     0.69%         0.25%     0.21%
   Multimanager Large Cap Growth          0.75%         0.25%     0.24%
   Multimanager Large Cap Value           0.72%         0.25%     0.20%
   Multimanager Mid Cap Growth            0.80%         0.25%     0.20%
   Multimanager Mid Cap Value             0.80%         0.25%     0.19%
   Multimanager Small Cap Growth          0.85%         0.25%     0.24%
   Multimanager Small Cap Value           0.85%         0.25%     0.19%
   Multimanager Technology                0.95%         0.25%     0.22%
   --------------------------------------------------------------------------
   EQ Advisors Trust
   --------------------------------------------------------------------------
   EQ/Intermediate Government Bond Index  0.35%           --      0.14%
   EQ/Core Bond Index                     0.35%         0.25%     0.11%
   --------------------------------------------------------------------------

   -----------------------------------------------------------------------------------------------
                                      Acquired                                      Net Total
                                     Fund Fees     Total Annual     Fee Waivers      Annual
                                        and          Expenses         and/or        Expenses
                                      Expenses       (Before          Expense        (After
                                    (Underlying      Expense        Reimburse-      Expense
   Portfolio Name                    Portfolios)   Limitations)        ments      Limitations)
   -----------------------------------------------------------------------------------------------
   AXA Premier VIP Trust
   -----------------------------------------------------------------------------------------------
   AXA Aggressive Allocation            0.92%         1.44%           (0.19)%        1.25%
   AXA Conservative Allocation          0.69%         1.25%           (0.25)%        1.00%
   AXA Conservative-Plus Allocation     0.76%         1.30%           (0.20)%        1.10%
   AXA Moderate Allocation              0.82%         1.09%           (0.19)%        0.90%
   AXA Moderate-Plus Allocation         0.86%         1.38%           (0.18)%        1.20%
   Multimanager Aggressive Equity         --          0.75%              --          0.75%
   Multimanager Core Bond                 --          0.96%            0.00%         0.96%
   Multimanager Health Care               --          1.42%            0.00%         1.42%
   Multimanager High Yield                --          0.71%              --          0.71%
   Multimanager International Equity      --          1.28%            0.00%         1.28%
   Multimanager Large Cap Core Equity     --          1.15%            0.00%         1.15%
   Multimanager Large Cap Growth          --          1.24%            0.00%         1.24%
   Multimanager Large Cap Value           --          1.17%            0.00%         1.17%
   Multimanager Mid Cap Growth            --          1.25%            0.00%         1.25%
   Multimanager Mid Cap Value             --          1.24%            0.00%         1.24%
   Multimanager Small Cap Growth          --          1.34%            0.00%         1.34%
   Multimanager Small Cap Value           --          1.29%            0.00%         1.29%
   Multimanager Technology              0.01%         1.43%            0.00%         1.43%
   -----------------------------------------------------------------------------------------------
   EQ Advisors Trust
   -----------------------------------------------------------------------------------------------
   EQ/Intermediate Government Bond Index  --          0.49%              --          0.49%
   EQ/Core Bond Index                     --          0.71%              --          0.71%
   -----------------------------------------------------------------------------------------------

5. REVISED "EXAMPLE"

   The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1 and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.)

   -----------------------------------------------------------------------------------------------------------------------------
                                                                                      If you annuitize at the end of the
                                                                                      applicable time period and select a
                                         If you surrender your contract at the        non-life contingent period certain
                                           end of the applicable time period                    annuity option
   -----------------------------------------------------------------------------------------------------------------------------
                                        1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
   -----------------------------------------------------------------------------------------------------------------------------
   AXA PREMIER VIP TRUST:
   -----------------------------------------------------------------------------------------------------------------------------
   AXA Aggressive Allocation             $914     $1,562     $2,235      $3,308      $914     $1,562     $2,235      $3,308
   AXA Conservative Allocation           $896     $1,506     $2,143      $3,118      $896     $1,506     $2,143      $3,118
   AXA Conservative-Plus Allocation      $900     $1,521     $2,167      $3,168      $900     $1,521     $2,167      $3,168
   AXA Moderate Allocation               $880     $1,459     $2,066      $2,955      $880     $1,459     $2,066      $2,955
   AXA Moderate-Plus Allocation          $908     $1,544     $2,206      $3,248      $908     $1,544     $2,206      $3,248
   -----------------------------------------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------
                                         If you do not surrender your contract
                                              at the end of the applicable
                                                      time period
   --------------------------------------------------------------------------------
                                        1 year    3 years    5 years    10 years
   --------------------------------------------------------------------------------
   AXA PREMIER VIP TRUST:
   --------------------------------------------------------------------------------
   AXA Aggressive Allocation             $302      $925      $1,573     $3,308
   AXA Conservative Allocation           $282      $866      $1,475     $3,118
   AXA Conservative-Plus Allocation      $288      $882      $1,501     $3,168
   AXA Moderate Allocation               $266      $816      $1,392     $2,955
   AXA Moderate-Plus Allocation          $296      $907      $1,542     $3,248
   --------------------------------------------------------------------------------

   -------------------------------------------------------------------------------------------------------------------------------
                                                                                        If you annuitize at the end of the
                                                                                        applicable time period and select a
                                           If you surrender your contract at the        non-life contingent period certain
                                             end of the applicable time period                    annuity option
   -------------------------------------------------------------------------------------------------------------------------------
                                          1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
   -------------------------------------------------------------------------------------------------------------------------------
   AXA PREMIER VIP TRUST:
   -------------------------------------------------------------------------------------------------------------------------------
   Multimanager Aggressive Equity          $846     $1,359     $1,900      $2,603      $846     $1,359     $1,900      $2,603
   Multimanager Core Bond                  $867     $1,421     $2,003      $2,821      $867     $1,421     $2,003      $2,821
   Multimanager Health Care                $912     $1,556     $2,225      $3,288      $912     $1,556     $2,225      $3,288
   Multimanager High Yield                 $842     $1,348     $1,881      $2,561      $842     $1,348     $1,881      $2,561
   Multimanager International Equity       $898     $1,515     $2,158      $3,148      $898     $1,515     $2,158      $3,148
   Multimanager Large Cap Core Equity      $886     $1,477     $2,095      $3,017      $886     $1,477     $2,095      $3,017
   Multimanager Large Cap Growth           $895     $1,503     $2,139      $3,108      $895     $1,503     $2,139      $3,108
   Multimanager Large Cap Value            $888     $1,483     $2,106      $3,039      $888     $1,483     $2,106      $3,039
   Multimanager Mid Cap Growth             $896     $1,506     $2,143      $3,118      $896     $1,506     $2,143      $3,118
   Multimanager Mid Cap Value              $895     $1,503     $2,139      $3,108      $895     $1,503     $2,139      $3,108
   Multimanager Small Cap Growth           $904     $1,532     $2,187      $3,208      $904     $1,532     $2,187      $3,208
   Multimanager Small Cap Value            $899     $1,518     $2,163      $3,158      $899     $1,518     $2,163      $3,158
   Multimanager Technology                 $913     $1,559     $2,230      $3,298      $913     $1,559     $2,230      $3,298
   EQ ADVISORS TRUST:
   -------------------------------------------------------------------------------------------------------------------------------
   EQ/Core Bond Index                      $842     $1,347     $1,880      $2,558      $842     $1,347     $1,880      $2,558
   EQ/Intermediate Government
    Bond Index                             $820     $1,280     $1,768      $2,316      $820     $1,280     $1,768      $2,316
   -------------------------------------------------------------------------------------------------------------------------------

   ----------------------------------------------------------------------------------
                                           If you do not surrender your contract
                                                at the end of the applicable
                                                        time period
   ----------------------------------------------------------------------------------
                                          1 year    3 years    5 years    10 years
   ----------------------------------------------------------------------------------
   AXA PREMIER VIP TRUST:
   ----------------------------------------------------------------------------------
   Multimanager Aggressive Equity          $230      $710      $1,215     $2,603
   Multimanager Core Bond                  $252      $775      $1,324     $2,821
   Multimanager Health Care                $300      $919      $1,563     $3,288
   Multimanager High Yield                 $226      $697      $1,194     $2,561
   Multimanager International Equity       $286      $875      $1,491     $3,148
   Multimanager Large Cap Core Equity      $272      $835      $1,423     $3,017
   Multimanager Large Cap Growth           $281      $863      $1,470     $3,108
   Multimanager Large Cap Value            $274      $842      $1,435     $3,039
   Multimanager Mid Cap Growth             $282      $866      $1,475     $3,118
   Multimanager Mid Cap Value              $281      $863      $1,470     $3,108
   Multimanager Small Cap Growth           $292      $894      $1,522     $3,208
   Multimanager Small Cap Value            $287      $879      $1,496     $3,158
   Multimanager Technology                 $301      $922      $1,568     $3,298
   EQ ADVISORS TRUST:
   ----------------------------------------------------------------------------------
   EQ/Core Bond Index                      $226      $696      $1,193     $2,558
   EQ/Intermediate Government
     Bond Index                            $202      $625      $1,073     $2,316
   ----------------------------------------------------------------------------------



    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

     Momentum Plus(SM) is issued by and is a registered service mark of AXA
                        Equitable Life Insurance Company.

  Co-distributed by affiliates AXA Advisors, LLC and/or AXA Distributors, LLC,
                          1290 Avenue of the Americas,
                               New York, NY 10104.

                      AXA Equitable Life Insurance Company
                 1290 Avenue of the Americas, New York, NY 10104
                                  212-554-1234

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